GOODWILL: (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill
Balance at beginning of period	$ 877.1	$ 939.2
Foreign exchange	(27.5)	(62.1)
Balance at end of period	849.6	877.1
Gross amount of goodwill	1,567.1	1,594.6	1,656.7
Accumulated impairment charges	717.5	717.5	717.5
Lithium
Goodwill
Balance at beginning of period	267.7	287.5
Foreign exchange	(8.4)	(19.8)
Balance at end of period	259.3	267.7
Surface Treatment
Goodwill
Balance at beginning of period	346.0	369.1
Foreign exchange	(9.8)	(23.1)
Balance at end of period	336.2	346.0
Advanced Ceramics
Goodwill
Balance at beginning of period	258.6	277.5
Foreign exchange	(9.2)	(18.9)
Balance at end of period	249.4	258.6
Corporate and other
Goodwill
Balance at beginning of period	4.8	5.1
Foreign exchange	(0.1)	(0.3)
Balance at end of period	$ 4.7	$ 4.8